Accounts Receivables - Schedule of Changes in the Allowance for Doubtful Accounts (Detail) - Accounts receivable - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Balances at the beginning of the year	R$ (17,817)	R$ (16,131)
Additions and reversals, net	(6,583)	(5,921)
Write-off of uncollectible amounts	316	4,235
Balances at the end of the year	R$ (24,084)	R$ (17,817)